Fixed Stock Option Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award
Exercise Price	$ 31.50
Number Outstanding	21,000
Weighted-Average Remaining Contractual Life	2 years 11 months 19 days
Number Exercisable	21,000
Exercise Price	$ 31.50
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award
Exercise Price	$ 29.00
Number Outstanding	10,500
Weighted-Average Remaining Contractual Life	3 years 5 months 23 days
Number Exercisable	10,500
Exercise Price	$ 29.00
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award
Exercise Price	$ 30.67
Number Outstanding	31,500
Weighted-Average Remaining Contractual Life	3 years 1 month 21 days
Number Exercisable	31,500
Exercise Price	$ 30.67